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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2008

                 Check here if Amendment [_]; Amendment Number:
                        This Amendment (Check only one.):
                              [_] is a restatement.
                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Endeavour Capital Advisors, Inc. (1)

Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name: Glenn M. Hofsess

Title: Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:


/s/ Glenn M. Hofsess   Greenwich, CT   05/15/08
--------------------   -------------   --------
       (Name)          (City, State)    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 32 items

Form 13F Information Table Value Total: $197,362 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
           ITEM 1                ITEM 2       ITEM 3    ITEM 4     ITEM 5         ITEM 6    ITEM 7    ITEM 8
                                                        Total                                         Voting
                                                         FMV     Total     SH/  Investment   Other  Authority
Name of Issuer               Title of Class   Cusip   (X $1,000) Shares    PRN  Discretion Managers    Sole
---------------------------- -------------- --------- ---------- --------- ---- ---------- -------- ---------
AMER FINL GROUP INC OHIO           COM      025932104     24,172   945,700  SH     SOLE      NONE     945,700
AON CORP                           COM      037389103     23,862   593,588  SH     SOLE      NONE     593,588
ARCELORMITTAL SA LUXEMBURG   NY REGISTRY SH 03938L104      7,179    87,766  SH     SOLE      NONE      87,766
BEAR STEARNS COS INC               COM      073902908      2,322   221,400 CALL    SOLE      NONE     221,400
DOWNEY FINL CORP                   COM      261018105      2,248   122,289  SH     SOLE      NONE     122,289
FIRSTFED FIN CO                    COM      337907109      9,718   357,953  SH     SOLE      NONE     357,953
FORD MTR CO DEL               COM PAR $0.01 345370860      1,906   333,200  SH     SOLE      NONE     333,200
GENERAL MLS INC                    COM      370334104         12       200  SH     SOLE      NONE         200
GRACE W R & CO DEL NEW             COM      38388F108     11,798   517,000  SH     SOLE      NONE     517,000
GREAT LAKES DREDGE & DOCK CO       COM      390607109        804   155,508  SH     SOLE      NONE     155,508
HORSEHEAD HLDG CORP                COM      440694305      2,870   247,812  SH     SOLE      NONE     247,812
ICONIX BRAND GROUP INC             COM      451055107      3,209   184,958  SH     SOLE      NONE     184,958
INVESTOOLS INC                     COM      46145P103     11,611 1,056,484  SH     SOLE      NONE   1,056,484
LEE ENTERPRISES INC.               COM      523768109        330    33,000  SH     SOLE      NONE      33,000
LIBERTY GLOBAL INC              COM SER A   530555101      3,036    89,086  SH     SOLE      NONE      89,086
LIBERTY GLOBAL INC              COM SER C   530555309      6,564   202,088  SH     SOLE      NONE     202,088
MARSHALL & ILSLEY CORP NEW         COM      571837103      7,698   331,800  SH     SOLE      NONE     331,800
MGIC INVT CORP WIS                 COM      552848103     11,684 1,109,600  SH     SOLE      NONE   1,109,600
MGIC INVT CORP WIS                 COM      552848903        663    63,000 CALL    SOLE      NONE      63,000
NEW YORK CMNTY BANCORP INC         COM      649445103     12,366   678,692  SH     SOLE      NONE     678,692
NEWS CORP                         CL A      65248E104      3,188   170,000  SH     SOLE      NONE     170,000
NII HLDGS INC                   CL B NEW    62913F201      6,517   205,071  SH     SOLE      NONE     205,071
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG 71654V101      2,439    28,800  SH     SOLE      NONE      28,800
PRECISION CASTPARTS CORP           COM      740189105      2,383    23,344  SH     SOLE      NONE      23,344
SEACOR HOLDINGS INC                COM      811904101      8,590   100,630  SH     SOLE      NONE     100,630
SPIRIT AEROSYSTEMS HLDGS INC    COM CL A    848574109      5,359   241,600  SH     SOLE      NONE     241,600
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN Y8565J101      4,159   179,640  SH     SOLE      NONE     179,640
TEEKAY TANKERS LTD                CL A      Y8565N102      4,025   235,100  SH     SOLE      NONE     235,100
TIME WARNER TELECOM INC           CL A      887319101      3,888   251,000  SH     SOLE      NONE     251,000
WABCO HLDGS INC                    COM      92927K102      3,729    81,732  SH     SOLE      NONE      81,732
WASHINGTON MUT INC                 COM      939322103        834    81,000  SH     SOLE      NONE      81,000
ZIONS BANCORPORATION               COM      989701107      8,199   180,000  SH     SOLE      NONE     180,000
                                                         197,362 9,109,041                          9,109,041
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